UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: MARCH 31,2000

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       MAY 8, 2000
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        39

Form 13F Information Table Value Total:    $  330,495
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES



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                                                      FORM 13F INFORMATION TABLE
                                                      VALUE    SHARES/   SH/   PUT/INVSTMT  OTHER           VOTING AUTHORITY
       NAME  OF ISSUER        TITLE OF CLASS  CUSIP   (X$1000) PRN AMT   PRN   CALLDSCRETN  MANAGERS   SOLE   SHARED     NONE
----------------------------------------------------- --------- ------------------------------------------------------ --------
3DFX INTERACTIVE INC.         COM           88553X103    12,474 1,044,928  SH       OTHER   01                1,044,928
AON CORPORATION               COM           037389103     2,096    65,000  SH       OTHER   01                   65,000
BOWNE AND COMPANY INC.        COM           103043105    18,688 1,451,500  SH       OTHER   01                1,451,500
BOWNE AND COMPANY INC.        CALL          103043905     2,575   200,000  SH  CALL OTHER   01                  200,000
Brookstone Inc.               COM           114537103    12,317   703,800  SH       OTHER   01                  703,800
BUFFETS INC.                  COM           119882108     1,928   213,500  SH       OTHER   01                  213,500
CAMPBELL RESOURCES INC        COM           134422104     3,57014,985,500  SH       OTHER   01               14,985,500
CASY GENERAL STORES, INC.     COM           147528103    38,848 3,572,200  SH       OTHER   01                3,572,200
C-CUBE MICROSYTEMS INC.       COM           125015107    11,453   157,300  SH       OTHER   01                  157,300
CENTEX CORP.                  COM           152312104     2,596   109,000  SH       OTHER   01                  109,000
CHILDRENS PLACE               COM           168905107     2,618   183,700  SH       OTHER   01                    1,700 182,000
CHOICEPOINT INC.              COM           170388102     8,720   233,300  SH       OTHER   01                  233,300
COCA COLA                     PUT           191216950     4,694   100,000  SH  PUT  OTHER   01                  100,000
EINSTEIN NOAH BAGELS CORP     COM           282577105        17    64,000  SH       OTHER   01                   13,300  50,700
EVEREST RE GROUP LTD          COM           G3223R108     2,202    67,500  SH       OTHER   01                   67,500
FASTENAL CO                   COM           311900104       833    17,400  SH       OTHER   01                   17,400
FASTENAL CO                   PUT           311900954     2,394    50,000  SH  PUT  OTHER   01                   50,000
GENESIS MICROCHIP             COM           371933102     3,226   148,300  SH       OTHER   01                        0 148,300
HOME DEPOT                    PUT           437076952     6,450   100,000  SH  PUT  OTHER   01                  100,000
Homestake Mining Co.          COM           437614100     3,600   600,000  SH       OTHER   01                  600,000
HUTCHINSON TECHNOLOGIES       COM           448407106     3,305   187,500  SH       OTHER   01                  187,500
INGRAM MICRO INC.             CL-A          457153104    11,505   748,300  SH       OTHER   01                  748,300
KAUFMAN AND BOARD HOME CO     COM           486168107     4,097   191,100  SH       OTHER   01                  191,100
LERNOUT & HAUSPIE SPEECH P    COM           B5628B104    62,178   562,700  SH       OTHER   01                  412,700 150,000
LHS GROUP                     COM           501938104     4,032    89,600  SH       OTHER   01                   89,600
MASCO CORPORATION             COM           574599106    10,027   489,100  SH       OTHER   01                  489,100
NASDAQ 100 SHARES             COM           631100104    31,208   285,000  SH       OTHER   01                  285,000
OPTA Food Ingredients Inc.    COM           68381N105     2,027   800,800  SH       OTHER   01                  800,800
OPEN TEXT                     COM           683715106    16,253   547,470  SH       OTHER   01                  547,470
PAINEWEBBER GROUP INC         COM           695629105     2,310    52,500  SH       OTHER   01                   52,500
RUBIO'S RESTURANT INC.        COM           78116B102     4,929   691,800  SH       OTHER   01                  691,800
Sharper Image Corp.           COM           820013100     5,255   429,000  SH       OTHER   01                  429,000
STANDARD PACIFIC CORPOR.      COM           85375C101     3,419   341,900  SH       OTHER   01                  341,900
STONE & WEBSTER INC.          COM           861572105     6,838   471,600  SH       OTHER   01                  471,600
STREAMLINE.COM INC.           COM           863239109     4,425   769,600  SH       OTHER   01                  769,600
THQ INC                       COM           872443403     1,559    87,200  SH       OTHER   01                   87,200
THE STREET.COM INC.           COM           88368Q103    10,969 1,177,828  SH       OTHER   01                1,047,828 130,000
TII INDUSTRIES                COM           872479209       713   326,000  SH       OTHER   01                  326,000
UNITED GLOBALCOM INC. CL-A    CL-A          913247508     4,151    55,300  SH       OTHER   01                   55,300